BUSINESS DESCRIPTION, Economic Context (Details) - Argentina [Member]	12 Months Ended
Dec. 31, 2020
Economic Context [Abstract]
Emerging Markets Bonds Index	13.68%
Cumulative inflation rate	36.10%
Impact of COVID-19 ("COVID") on TGS operations [Abstract]
Suspension of public service cuts for non-payment	180 days
Drop in natural gas production	9.00%
U.S. Dollars [Member]
Economic Context [Abstract]
Depreciation of peso against U.S. dollar	(41.00%)
Alternative Currencies [Member]
Economic Context [Abstract]
Exchange rate gap	70.00%